CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2017	Dec. 30, 2016
ASSETS
Cash and cash equivalents	$ 409	$ 147
Restricted cash (including $32 and $28 from VIEs, respectively)	82	66
Accounts receivable, net (including $6 and $5 from VIEs, respectively)	92	85
Vacation ownership notes receivable, net (including $814 and $717 from VIEs, respectively)	1,115	970
Inventory	728	727
Property and equipment	253	203
Other (including $14 and $0 from VIEs, respectively)	166	122
TOTAL ASSETS	2,845	2,320
LIABILITIES AND EQUITY
Accounts payable	145	124
Advance deposits	84	82
Accrued liabilities (including $1 and $1 from VIEs, respectively)	120	105
Deferred revenue	69	59
Payroll and benefits liability	112	96
Deferred compensation liability	75	63
Debt, net (including $845 and $738 from VIEs, respectively)	1,095	737
Other	14	16
Deferred taxes	90	143
TOTAL LIABILITIES	1,804	1,425
Contingencies and Commitments (Note 10)
Preferred stock — $.01 par value; 2,000,000 shares authorized; none issued or outstanding	0	0
Common stock — $.01 par value; 100,000,000 shares authorized; 36,861,843 and 36,633,868 shares issued, respectively	0	0
Treasury stock — at cost; 10,400,547 and 9,643,562 shares, respectively	(694)	(607)
Additional paid-in capital	1,189	1,163
Accumulated other comprehensive income	17	5
Retained earnings	529	334
TOTAL EQUITY	1,041	895
TOTAL LIABILITIES AND EQUITY	$ 2,845	$ 2,320